Activities of Orange Bank - Derivatives (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Fixed rate medium term negotiable bond [member]
Disclosure of detailed information about hedges [line items]
Notional amount	€ 39
Fair value of derivative designated as hedging instrument	13
Net effect related to derivative instruments	0
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Net effect related to derivative instruments	0
Fair value hedges [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	70
Fair value of derivative designated as hedging instrument	(3)
Fair value hedges [member] | Inflation indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	210
Fair value of derivative designated as hedging instrument	(58)
Fair value hedges [member] | Interest rate swap maturing in August 2018 [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	20
Fair value hedges [member] | Interest rate swap maturing in September 2018 [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	40
Fair value hedges [member] | Interest rate swap maturing in October 2021 [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	10
Economic hedges of fungible treasury bonds [member] | Inflation indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	143
Fair value of derivative not designated as hedging instrument	(7)
Net effect related to derivative instruments	0
Economic hedges of assets available for sale [member]
Disclosure of detailed information about hedges [line items]
Notional amount	9
Fair value of derivative designated as hedging instrument	0
Net effect related to derivative instruments	€ 0